Cost of Sales, Selling Expenses and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Cost of Sales, Selling Expenses and Administrative Expenses
Schedule of depreciation, amortization and other amortization included in cost of sales, selling expenses, administrative expenses and other expenses

	2020		2019		2018
Cost of sales	Ps.	16,775,214	Ps.	16,035,227	Ps.	14,147,169
Selling expenses		1,473,940		1,695,616		1,694,966
Administrative expenses		3,392,496		3,809,379		4,436,746
	Ps.	21,641,650	Ps.	21,540,222	Ps.	20,278,881

Schedule of expenses related to IFRS 16 included in cost of sales, selling expenses and administrative expenses

	2020
Expenses relating to variable lease payment not included in the measurement of the lease liability	Ps.	103,340
Expenses relating to short-term leases and leases of low-value assets		234,673
Total	Ps.	338,013

Schedule of employee benefits

	2020		2019		2018
Short-term employee benefits	Ps.	17,921,266	Ps.	16,821,651	Ps.	16,000,255
Other short-term employee benefits		1,396,804		1,210,671		949,294
Share-based compensation		984,356		1,129,644		1,327,549
Post-employment benefits		292,026		259,064		171,156
	Ps.	20,594,452	Ps.	19,421,030	Ps.	18,448,254